Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Cash flows from operating activities
Net income	₩ 2,626,894	$ 2,034,774	₩ 3,369,074	₩ 2,762,279
Adjustments to net income
Income tax expense	890,559	689,821	1,178,496	924,766
Interest income	(20,641,554)	(15,988,810)	(14,654,549)	(9,894,749)
Interest expense	11,899,014	9,216,897	5,957,970	2,909,028
Dividend income	(240,293)	(186,129)	(159,982)	(309,211)
Adjustments to net income (sub-total)	(8,092,274)	(6,268,221)	(7,678,065)	(6,370,166)
Additions of expenses not involving cash outflows:
Loss on financial instruments at FVTPL	0	0	815,706	16,869
Loss on financial assets at FVTOCI	46,335	35,891	23,836	15,812
Impairment losses due to credit loss	1,894,916	1,467,789	885,272	536,838
Loss on other provisions	99,444	77,029	37,493	85,690
Retirement benefit	113,435	87,866	165,063	177,303
Depreciation and amortization	993,176	769,308	929,311	791,896
Net loss on foreign currency translation	366,026	283,521	0	109,668
Loss on derivatives (designated for hedge)	35,583	27,562	250,268	93,084
Loss on fair value hedge	72,601	56,236	0	1,947
Loss on valuation of investments in joint ventures and associates	22,710	17,591	28,861	19,816
Loss on disposal of investments in joint ventures and associates	588	455	3,690	174
Loss on disposal of premises and equipment, intangible assets and other assets	1,873	1,451	3,177	3,354
Impairment loss on premises and equipment, intangible assets and other assets	129	100	260	656
Additions of expenses not involving cash outflows (sub-total)	3,646,816	2,824,799	3,142,937	1,853,107
Deductions of income not involving cash inflows:
Gain on financial assets at FVTPL	(571,179)	(442,431)	0	0
Gain on financial assets at FVTOCI	(8,694)	(6,734)	(2,338)	(48,436)
Gain on other provisions	(19,781)	(15,322)	(55,327)	(1,591)
Net profit on foreign currency translation	0	0	(3,180)	0
Gain on derivatives (designated for hedge)	(114,875)	(88,981)	(71,179)	(61,271)
Gain on fair value hedge	(8,986)	(6,960)	(257,910)	(106,253)
Gain on valuation of investments in joint ventures and associates	(132,541)	(102,665)	(98,858)	(82,012)
Gain on disposal of investments in joint ventures and associates	(33,123)	(25,657)	(599)	(70,834)
Gain on disposal of premises and equipment, intangible assets and other assets	(5,267)	(4,080)	(55,852)	(51,083)
Reversal of impairment loss on premises and equipment, intangible assets and other assets	(230)	(178)	(310)	(166)
Other income	0	0	(15,879)	(35,717)
Deductions of income not involving cash inflows (sub-total)	(894,676)	(693,008)	(561,432)	(457,363)
Changes in operating assets and liabilities:
Financial instruments at FVTPL	(1,715,646)	(1,328,928)	(1,647,572)	42,498
Loans and other financial assets at amortized cost	(18,598,117)	(14,405,978)	(5,986,828)	(32,419,399)
Other assets	(1,264,071)	(979,141)	(1,314,877)	(983,680)
Deposits due to customers	15,176,465	11,755,589	23,536,088	23,830,469
Provisions	136,521	105,748	(24,041)	(12,278)
Net defined benefit liability	(172,759)	(133,818)	(133,421)	(109,778)
Other financial liabilities	2,225,382	1,723,766	(2,514,238)	9,518,506
Other liabilities	95,559	74,020	83,559	67,802
Changes in operating assets and liabilities (sub-total)	(4,116,666)	(3,188,742)	11,998,670	(65,860)
Cash received (paid) from operating activities:
Interest income received	20,416,107	15,814,180	14,189,016	9,351,055
Interest expense paid	(10,626,911)	(8,231,534)	(4,965,594)	(3,016,841)
Dividends received	202,257	156,667	159,993	309,071
Income tax paid	(1,539,605)	(1,192,568)	(1,030,480)	(565,539)
Cash received from operating activities (sub-total)	8,451,848	6,546,745	8,352,935	6,077,746
Net cash inflow from operating activities	1,621,942	1,256,347	18,624,119	3,799,743
Cash flows from investing activities
Net cash out-flows from obtaining control	(209,643)	(162,388)	(378,394)	(1,638)
Net cash out-flows from losing control	(464)	(359)	0	0
Disposal of financial instruments at FVTPL	10,487,513	8,123,558	9,502,271	10,361,751
Acquisition of financial instruments at FVTPL	(12,167,823)	(9,425,115)	(10,274,187)	(11,840,524)
Acquisition of financial assets at FVTOCI	(24,211,531)	(18,754,091)	(16,110,501)	(30,522,971)
Disposal of financial assets at FVTOCI	20,648,897	15,994,498	21,717,266	21,645,907
Acquisition of securities at amortized cost	(4,244,256)	(3,287,572)	(16,873,194)	(6,435,692)
Redemption of securities at amortized cost	8,727,124	6,759,972	5,872,961	6,425,062
Cash outflows from changes in subsidiaries	(619,726)	(480,036)	(346,386)	0
Disposal of investments in joint ventures and associates	101,051	78,273	249,763	195,758
Acquisition of investments in joint ventures and associates	(310,239)	(240,309)	(143,345)	(400,172)
Disposal of investment properties	0	0	2,061	0
Acquisition of investment properties	(99,234)	(76,866)	0	0
Disposal of premises and equipment	19,001	14,718	44,839	2,890
Acquisition of premises and equipment	(164,696)	(127,572)	(172,876)	(119,255)
Disposal of intangible assets	2,513	1,947	978	846
Acquisition of intangible assets	(228,503)	(176,997)	(174,749)	(138,882)
Disposal of assets held for sale	7,156	5,543	52,417	93,756
Net decrease of other assets	8,719	6,754	62,386	66,305
Net cash outflow from investing activities	(2,254,141)	(1,746,042)	(6,968,690)	(10,666,859)
Cash flows from financing activities
Net cash in-flows from hedging activities	23,394	18,121	54,569	6,987
Net increase in borrowings	2,332,376	1,806,643	2,881,675	3,199,712
Issuance of debentures	31,101,841	24,091,279	23,402,694	32,674,966
Redemption of debentures	(34,329,491)	(26,591,395)	(23,887,568)	(25,781,305)
Redemption of lease liabilities	(160,673)	(124,456)	(187,531)	(177,593)
Net increase of other liabilities	118	91	513	3,489
Dividends paid	(978,376)	(757,844)	(654,996)	(368,357)
New stock issue cost	0	0	0	(140)
Issuance of hybrid securities	798,007	618,131	1,167,283	399,015
Redemption of hybrid securities	(1,100,000)	(852,053)	(643,000)	(587,650)
Dividends paid on hybrid securities	(226,785)	(175,666)	(205,751)	(211,173)
Net increase in non-controlling equity liabilities	6,620	5,128	1,847	10,685
Dividends paid to non-controlling interest	(11,647)	(9,022)	(9,949)	(9,391)
Changes in non-controlling interests	(180,514)	(139,825)	0	(81,410)
Paid-in capital increase on non-controlling interests	0	0	0	1,623
Acquisition of treasury stocks	(158,165)	(122,514)	0	(3,757)
Disposal of treasury stocks	23,118	17,907	0	0
Net cash inflow (outflow) from financing activities	(2,860,177)	(2,215,475)	1,919,786	9,075,701
Effects of exchange rate changes on cash and cash equivalents	(170,154)	(131,801)	30,860	1,061,251
Net increase (decrease) in cash and cash equivalents	(3,662,530)	(2,836,971)	13,606,075	3,269,836
Cash and cash equivalents, beginning of the period	34,219,148	26,505,924	20,613,073	17,343,237
Cash and cash equivalents, end of the period	₩ 30,556,618	$ 23,668,953	₩ 34,219,148	₩ 20,613,073